Revenues (Tables)	6 Months Ended
Jun. 30, 2026
Revenues [Abstract]
Vessel Revenues
The following table includes the vessel revenues earned by the Company by type of contract (time charters and pool agreements) in each of the six months ended June 30, 2025, and 2026, as presented in the accompanying unaudited interim condensed consolidated statements of comprehensive income:

	Six months ended June 30,	Six months ended June 30,
	2025	2026
Time charter revenues	$20,213,839	$24,340,327
Pool revenues	1,268,428	2,503,224
Total Vessel revenues	$21,482,267	$26,843,551

The following table represents a disaggregation of revenue from contracts with customers by type of service:

	Six months ended June 30, 2025	Six months ended June 30, 2026
Ship Management	$7,718,334	$10,196,740
Management Services	4,044,698	3,937,338
Transaction Services	3,351,292	4,278,071
Other Revenue	1,689,221	1,569,686
Total Revenue from services	$16,803,545	$19,981,835

Geographical Disaggregation of Revenue
The following table represents a geographical disaggregation of revenue from services:

	Six months ended June 30, 2025	Six months ended June 30, 2026
Germany	$12,574,925	$15,942,437
The Netherlands	1,056,963	848,151
China (Hong Kong)	2,046,150	2,251,055
Singapore	497,223	526,735
Panama	592,486	413,457
Colombia	35,798	—
Total revenue from services	$16,803,545	$19,981,835